Fair value measurement (Details) - Fair Value, Recurring - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value
Liabilities
Derivative financial instruments	$ (3,562,500)	$ (32,226)
Total liabilities	(3,562,500)	(32,226)
Book value
Liabilities
Derivative financial instruments	(3,562,500)	(32,226)
Total liabilities	(3,562,500)	(32,226)
Level 1
Liabilities
Derivative financial instruments	0	0
Total liabilities	0	0
Level 2
Liabilities
Derivative financial instruments	(3,562,500)	(32,226)
Total liabilities	$ (3,562,500)	$ (32,226)